Inverse Russell 2000 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
Russell 2000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.81%	6.09%	9.62%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(26.87%)	(19.00%)	(26.89%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(28.20%)	(19.85%)	(27.29%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(15.93%)	(13.02%)	(12.25%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(29.14%)	(19.19%)	(26.70%)

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Index is a subset of the Russell 3000® Index which is designed to represent approximately 98% of the investable U.S. equity market.